Intangible Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

NOTE 4 – INTANGIBLE ASSETS

Intangible assets, net, consist of the following as of:

	March 31, 2020	December 31, 2019
Merchant Portfolios	$2,190,000	$2,190,000
Less Accumulated Amortization	(932,976)	(854,761)
Net residual portfolios	$1,257,024	$1,335,239
	March 31, 2020	December 31, 2019
Trade name	$2,500,000	$2,500,000
Less Accumulated Amortization	(625,000)	(500,000)
Net trade name	$1,875,000	$2,000,000

Amortization expense for the three months ended March 31, 2020 and 2019 was $203,214 and $227,647, respectively.

The Company’s merchant portfolios and tradename are being amortized over respective useful lives of 7 and 5 years.

The following sets forth the estimated amortization expense related to amortizing intangible assets for the years ended December 31:

2020 (remainder of year)	$609,643
2021	$812,857
2022	$812,857
2023	$479,524
2024	$312,857
Thereafter	$104,287
Total	$3,132,025

The weighted average remaining useful life of amortizing intangible assets was 4.75 years at March 31, 2020.

NOTE 5 — INTANGIBLE ASSETS

Other assets consist of the following as of:

	December 31
	2019	2018
Merchant Portfolios	$2,190,000	$2,190,000
Less Accumulated Amortization	(854,761)	(208,571)
Net residual portfolios	$1,335,239	$1,981,429

	December 31
	2019	2018
Trade name	$2,500,000	$2,500,000
Less Accumulated Amortization	(500,000)	(333,333)
Net trade name	$2,000,000	$2,166,667

Amortization expense amounted to $812,857 and $541,904 for the years ended December 31, 2019 and 2018. The predecessor’s amortization expense for the period from January 1, 2018 to April 8, 2018 was $90,739.

The Company’s merchant portfolios and tradename are being amortized over respective useful lives of 7 and 5 years.

The following sets forth the estimated amortization expense related to amortizing intangible assets for the years ended December 31:

2020	$812,857
2021	$812,857
2022	$812,857
2023	$479,524
2024	$312,857
Thereafter	$104,287
Total	$3,335,239

The weighted average remaining useful life of amortizing intangible assets was 5 years at December 31, 2019.